Contingent liabilities and legal proceedings - Tax (Details) $ in Millions	Jun. 30, 2024 USD ($)
Brazil | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	$ 853
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	159
Receivable for protest payments, corporate taxes	146
Receivable for protest payments, indirect taxes	13
India | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	$ 118